Exhibit 99
Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	9
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,429,998,202.51	55,788	57.2 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$286,700,000.00	0.72000%	November 15, 2017
Class A-2a Notes	$315,700,000.00	1.040%	September 15, 2019
Class A-2b Notes	$150,000,000.00	1.299%	September 15, 2019
Class A-3 Notes	$377,500,000.00	1.220%	March 15, 2021
Class A-4 Notes	$121,570,000.00	1.400%	February 15, 2022
Class B Notes	$39,520,000.00	1.730%	March 15, 2022
Class C Notes	$26,350,000.00	1.930%	April 15, 2023
Total	$1,317,340,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,329,226.53

Principal:
Principal Collections	$24,260,420.54
Prepayments in Full	$11,547,050.73
Liquidation Proceeds	$463,732.91
Recoveries	$10,630.85
Sub Total	$36,281,835.03
Collections	$38,611,061.56

Purchase Amounts:
Purchase Amounts Related to Principal	$156,988.52
Purchase Amounts Related to Interest	$716.30
Sub Total	$157,704.82

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$38,768,766.38

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	9
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$38,768,766.38
Servicing Fee	$916,381.53	$916,381.53	$0.00	$0.00	$37,852,384.85
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$37,852,384.85
Interest - Class A-2a Notes	$246,358.16	$246,358.16	$0.00	$0.00	$37,606,026.69
Interest - Class A-2b Notes	$155,937.79	$155,937.79	$0.00	$0.00	$37,450,088.90
Interest - Class A-3 Notes	$383,791.67	$383,791.67	$0.00	$0.00	$37,066,297.23
Interest - Class A-4 Notes	$141,831.67	$141,831.67	$0.00	$0.00	$36,924,465.56
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,924,465.56
Interest - Class B Notes	$56,974.67	$56,974.67	$0.00	$0.00	$36,867,490.89
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,867,490.89
Interest - Class C Notes	$42,379.58	$42,379.58	$0.00	$0.00	$36,825,111.31
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,825,111.31
Regular Principal Payment	$38,647,989.19	$36,825,111.31	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$38,768,766.38

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$36,825,111.31
Total					$36,825,111.31
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$24,963,898.73	$79.07	$246,358.16	$0.78	$25,210,256.89	$79.85
Class A-2b Notes	$11,861,212.58	$79.07	$155,937.79	$1.04	$12,017,150.37	$80.11
Class A-3 Notes	$0.00	$0.00	$383,791.67	$1.02	$383,791.67	$1.02
Class A-4 Notes	$0.00	$0.00	$141,831.67	$1.17	$141,831.67	$1.17
Class B Notes	$0.00	$0.00	$56,974.67	$1.44	$56,974.67	$1.44
Class C Notes	$0.00	$0.00	$42,379.58	$1.61	$42,379.58	$1.61
Total	$36,825,111.31	$27.95	$1,027,273.54	$0.78	$37,852,384.85	$28.73

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	9

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$284,259,409.73	0.9004099	$259,295,511.00	0.8213352
Class A-2b Notes	$135,061,487.04	0.9004099	$123,200,274.46	0.8213352
Class A-3 Notes	$377,500,000.00	1.0000000	$377,500,000.00	1.0000000
Class A-4 Notes	$121,570,000.00	1.0000000	$121,570,000.00	1.0000000
Class B Notes	$39,520,000.00	1.0000000	$39,520,000.00	1.0000000
Class C Notes	$26,350,000.00	1.0000000	$26,350,000.00	1.0000000
Total	$984,260,896.77	0.7471578	$947,435,785.46	0.7192037

Pool Information
Weighted Average APR	2.473%	2.462%
Weighted Average Remaining Term	50.27	49.42
Number of Receivables Outstanding	48,344	47,557
Pool Balance	$1,099,657,839.18	$1,062,846,042.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,014,408,271.88	$980,752,380.58
Pool Factor	0.7689925	0.7432499

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,149,991.01
Targeted Credit Enhancement Amount	$15,942,690.63
Yield Supplement Overcollateralization Amount	$82,093,661.53
Targeted Overcollateralization Amount	$117,233,134.53
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$115,410,256.65

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,149,991.01
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,149,991.01
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,149,991.01

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	9
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$383,604.37
(Recoveries)		14	$10,630.85
Net Loss for Current Collection Period			$372,973.52
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.4070%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3945%
Second Prior Collection Period			0.4201%
Prior Collection Period			0.3636%
Current Collection Period			0.4139%
Four Month Average (Current and Prior Three Collection Periods)			0.3980%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		832	$2,278,471.31
(Cumulative Recoveries)			$62,457.42
Cumulative Net Loss for All Collection Periods			$2,216,013.89
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1550%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,738.55
Average Net Loss for Receivables that have experienced a Realized Loss			$2,663.48

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.77%	335	$8,174,953.23
61-90 Days Delinquent	0.09%	41	$1,004,029.65
91-120 Days Delinquent	0.01%	9	$157,416.71
Over 120 Days Delinquent	0.01%	4	$87,332.44
Total Delinquent Receivables	0.89%	389	$9,423,732.03

Repossession Inventory:
Repossessed in the Current Collection Period		36	$968,004.01
Total Repossessed Inventory		49	$1,290,295.93

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0773%
Prior Collection Period			0.1117%
Current Collection Period			0.1135%
Three Month Average			0.1009%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1175%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-C
Monthly Investor Report

Collection Period	June 2017
Payment Date	7/17/2017
Transaction Month	9

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer